INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure of income tax [Abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2021	2020	2019

Loss before income taxes	$13,008	$7,056	$16,670

Income tax recovery at statutory rates	(3,512)	(1,905)	(4,503)
Difference of foreign tax rates	19	(8)	(2)
Non-deductible expenses and non-taxable portion of capital gains	1,061	(216)	1,316
Changes in unrecognized deferred tax assets and other	2,487	2,201	3,295
Income tax expense (recovery)	55	72	106

Income tax expense consists of:
Current income taxes	$-	$-	$-
Deferred income taxes	55	72	106
	$55	$72	$106

Disclosure of deferred taxes [Table Text Block]
	2021	2020	2019
Deferred tax liability at the beginning of the year	$-	$-	$-
Tax (expense) relating to the loss from continuing operations	(55)	(72)	(106)
Tax recovery relating to components of other comprehensive loss	55	72	106
Tax recovery recorded in deficit	-	-	-
Deferred tax liability at the end of the year	$-	$-	$-

Disclosure of changes in deferred tax assets and liabilities [Table Text Block]
	2021	2020	2019
Convertible notes	$(389)	$(661)	$(1,024)
Loans payable	(180)	(247)	(339)
Mineral properties	(2,597)	(2,221)	(2,354)
Loss carry-forwards	3,166	3,129	3,717
	$-	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	2021	2020	2019
Tax Losses:
Operating loss carry-forwards - Canada	$158,619	$137,037	$125,851
Operating loss carry-forwards - South Africa	35,958	100,415	28,925
Net capital loss carry-forwards	-	-	204
	$194,577	$237,452	$154,980

Temporary Differences:
Mineral properties	$7,931	$7,672	$7,526
Financing Costs	3,611	7,539	13,357
Property, plant and equipment	728	697	807
Other	800	603	381
	$13,070	$16,511	$22,071

Investment Tax Credits:	$329	$318	$312